Annual Fund Operating Expenses	Dec. 31, 2024
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Class A
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	(0.31%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.64%
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Class C
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual fund operating expenses	1.70%
Fee waivers and expense reimbursements	(0.31%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.39%
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Class R
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.21%
Total annual fund operating expenses	1.20%
Fee waivers and expense reimbursements	(0.31%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Institutional Class
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	none
Other expenses	0.21%
Total annual fund operating expenses	0.70%
Fee waivers and expense reimbursements	(0.31%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.39%
Prospectus #1 | Macquarie Limited-Term Diversified Income Fund | Class R6
Operating Expenses:
Management fees	0.49%
Distribution and service (12b-1) fees	none
Other expenses	0.12%	[2]
Total annual fund operating expenses	0.61%
Fee waivers and expense reimbursements	(0.31%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.30%
Prospectus #2 | Macquarie Tax-Free Oregon Fund | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.34%	[3]
Total annual fund operating expenses	1.14%
Fee waivers and expense reimbursements	(0.26%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Prospectus #2 | Macquarie Tax-Free Oregon Fund | Institutional Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.34%	[3]
Total annual fund operating expenses	0.89%
Fee waivers and expense reimbursements	(0.26%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.63%

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.30% of the Fund’s Class R6 shares’ average daily net assets from May 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[3]	Other expenses exclude extraordinary expenses incurred during the most recent fiscal year. If extraordinary expenses had been included, other expenses would have been 0.35%.
[4]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund's average daily net assets for both share classes of the Fund’s average daily net assets from May 1, 2025 through April 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.